LONG-TERM PREPAYMENTS (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2006	Dec. 31, 2011 installment	Dec. 31, 2010	Dec. 31, 2009	Jul. 25, 2006 increment
Long-term prepayments
Warrants granted to supplier C			$ 95.3
Long-term prepayments to suppliers		184.3	117.8
Others		0.8	0.7
Total		185.1	213.8
Other information related to long-term prepayments
Period of supply agreement with supplier C (in years)	P10Y	P10Y
Number of ordinary shares that can be purchased on exercise of warrant					7,359,636
Exercise price per warrant share (in dollars per share)					$ 27.97
Number of separate annual increments over which warrant is exercisable					5
Percentage of warrant exercisable in each of the five annual increments					20.00%
Relinquishment in prepayments made to supplier C		53
Additional payments payable to Supplier C		67
Number of equal installments for payment of additional penalty charge		4
Write-off of warrants granted to supplier C		91.9
Warrants
Amortization of warrant costs		$ 3.4	$ 7.6	$ 7.6